Fair Value Measurement (Details) - A PARADISE ACQUISITION CORP.	Dec. 31, 2025 USD ($)
Schedule of Assets and Liabilities Measured Fair Value [Line Items]
Investments held in trust account	$ 203,318,154
Quoted prices in active markets (level 1)
Schedule of Assets and Liabilities Measured Fair Value [Line Items]
Investments held in trust account	203,318,154
Significant other observable inputs (level 2)
Schedule of Assets and Liabilities Measured Fair Value [Line Items]
Investments held in trust account	0
Significant other unobservable inputs (level 3)
Schedule of Assets and Liabilities Measured Fair Value [Line Items]
Investments held in trust account	$ 0